United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 6/30/2010

Check here if Amendment[ ];Amendment Number:
This Amendment(Check one):    [ ]is a restatement.
                              [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Barton Investment Management
Address: 100 Four Falls Corp Center, Suite 202
         West Conshohocken, PA 19403

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name: Jay Riley
Title: Managing Director
Phone: 610-260-0692

Signature, Place, and Date of Signing:

Jay Riley             West Conshohocken, PA       8/11/10
    Signature              City, State              Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported on this report.)
[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 44
Form 13F Information Table Value Total: 93,592
                                       (thousands)
List of Other Included Managers: None

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FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/PUT/INVSTMT   OTHER  VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP   (X$1000) PRN AMT  PRNCALLDSCRETN MANAGERS   SOLE  SHARED   NONE
-------------------------       -------------   --------  ------- -------   -- --- ------  -------  ----    -----  ---

Cooper Industries Ord           Common Stock    G24140108      431     9,800SH     SOLE                               9,800
Abbott Laboratories             Common Stock    002824100      594    12,700SH     SOLE                              12,700
Amazon.com                      Common Stock    023135106     4398    40,252SH     SOLE                              40,252
American Express                Common Stock    025816109     1423    35,854SH     SOLE                              35,854
American Tower                  Common Stock    029912201    16502   370,837SH     SOLE                             370,837
Athenahealth Inc                Common Stock    04685W103     3012   115,255SH     SOLE                             115,255
Auto Data Processing            Common Stock    053015103      435    10,800SH     SOLE                              10,800
Berkshire Hathaway Cl A         CL A            084670108      720         6SH     SOLE                                   6
Berkshire Hathaway Cl B         CL B            084670207      235     2,950SH     SOLE                               2,950
Cigna                           Common Stock     125509109     373    12,015SH     SOLE                              12,015
Cardionet Inc                   Common Stock    14159L103      318    58,000SH     SOLE                              58,000
Chevron Texaco                  Common Stock     166764100     276     4,060SH     SOLE                               4,060
Citi Trends Inc                 Common Stock    17306X102      247     7,500SH     SOLE                               7,500
Coca Cola Company               Common Stock     191216100     436     8,708SH     SOLE                               8,708
DTS Inc                         Common Stock    23335C101     1263    38,420SH     SOLE                              38,420
Destination Maternity Co        Common Stock    25065D100     1118    44,195SH     SOLE                              44,195
Devon Energy New                Common Stock    25179M103      366     6,000SH     SOLE                               6,000
Dunn & Bradstreet Copr. New     Common Stock    26483E100      201     3,000SH     SOLE                               3,000
eBay                            Common Stock     278642103    3313   168,942SH     SOLE                             168,942
Electronic Arts                 Common Stock     285512109    1752   121,644SH     SOLE                             121,644
Esco Technologies               Common Stock     296315104     855    33,190SH     SOLE                              33,190
Euronet Worldwide               Common Stock     298736109    4235   331,125SH     SOLE                             331,125
Exxon Mobil                     Common Stock    30231G102     4611    80,790SH     SOLE                              80,790
General Electric                Common Stock     369604103     656    45,488SH     SOLE                              45,488
Genworth Financial Inc          Common Stock    37247D106      183    14,000SH     SOLE                              14,000
Google Inc Class A              CL A            38259P508      472     1,060SH     SOLE                               1,060
I C U Medical                   Common Stock    44930G107      922    28,675SH     SOLE                              28,675
Intl Business Machines          Common Stock     459200101     361     2,924SH     SOLE                               2,924
Intl Game Technology            Common Stock     459902102     922    58,715SH     SOLE                              58,715
Johnson & Johnson               Common Stock     478160104    1936    32,776SH     SOLE                              32,776
Kraft Foods Inc                 Common Stock    50075N104      203     7,255SH     SOLE                               7,255
Legg Mason Inc                  Common Stock     524901105    1324    47,250SH     SOLE                              47,250
Merck & Co Inc                  Common Stock    58933Y105      455    13,012SH     SOLE                              13,012
Microsoft                       Common Stock     594918104    1022    44,427SH     SOLE                              44,427
Netflix Inc                     Common Stock    64110L106    17216   158,450SH     SOLE                             158,450
Northern Trust Corporation      Common Stock     665859104     458     9,800SH     SOLE                               9,800
Oracle                          Common Stock    68389X105      322    15,000SH     SOLE                              15,000
Penn Virginia Gp Hldg LP        Com Unit R Lim  70788P105      547    30,000SH     SOLE                              30,000
Penn Virginia Corp              Common Stock     707882106    1096    54,500SH     SOLE                              54,500
Pfizer Incorporated             Common Stock     717081103     257    18,000SH     SOLE                              18,000
Philip Morris Intl Inc          Common Stock     718172109     297     6,485SH     SOLE                               6,485
T Rowe Price Group              Common Stock    74144T108     1759    39,618SH     SOLE                              39,618
Qualcomm                        Common Stock     747525103   15840   482,327SH     SOLE                             482,327
Wells Fargo & Co. New           Common Stock     949746101     230     9,000SH     SOLE                               9,000
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